Commitments and Contingencies (Details) - USD ($) $ in Millions	Feb. 18, 2021	Dec. 31, 2020	Dec. 31, 2019
Loss Contingency, Estimate [Abstract]
Accrual for legal proceedings and unasserted claims			$ 0
FCC license auction, percent of bid credit in each auction		25.00%
Maximum
Loss Contingency, Estimate [Abstract]
Accrual for legal proceedings and unasserted claims		$ 1
Subsequent event
Loss Contingency, Estimate [Abstract]
Commitment to purchase wireless spectrum licenses	$ 1,460